CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CAD ($) shares in Millions, $ in Millions	Total	Common shares [Member]	Common shares in Share Trusts [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Retained earnings [Member]
Shareholders' equity, beginning balance (in shares) at Dec. 31, 2021		700.9	1.1
Shareholders' equity, beginning balance at Dec. 31, 2021	$ 22,744	$ 3,704	$ (103)	$ 397	$ (2,241)	$ 20,987
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,118					5,118
Stock options exercised (in shares)		0.6
Stock options exercised	61	$ 70		(9)
Settlement of equity settled awards (in shares)		0.4	(0.4)
Settlement of equity settled awards	(68)		$ 38	(84)		(22)
Stock-based compensation and other	$ 75			77		(2)
Repurchase of common shares (in shares)	(30.2)	(30.2)
Repurchase of common shares	$ (4,709)	$ (161)				(4,548)
Share purchases by Share Trusts (in shares)		(0.7)	0.7
Share purchases by Share Trusts	(105)		$ (105)
Other comprehensive income (loss)	272				272
Dividends	$ (2,004)					(2,004)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2022	672.4	671.0	1.4
Shareholders' equity, ending balance at Dec. 31, 2022	$ 21,384	$ 3,613	$ (170)	381	(1,969)	19,529
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,625					5,625
Stock options exercised (in shares)		0.5
Stock options exercised	49	$ 56		(7)
Settlement of equity settled awards (in shares)		0.5	(0.5)
Settlement of equity settled awards	(55)		$ 54	(77)		(32)
Stock-based compensation and other	$ 74			76		(2)
Repurchase of common shares (in shares)	(29.1)	(29.1)
Repurchase of common shares	$ (4,551)	$ (157)				(4,394)
Share purchases by Share Trusts (in shares)		(0.2)	0.2
Share purchases by Share Trusts	(28)		$ (28)
Other comprehensive income (loss)	(310)				(310)
Dividends	$ (2,071)					(2,071)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2023	643.8	642.7	1.1
Shareholders' equity, ending balance at Dec. 31, 2023	$ 20,117	$ 3,512	$ (144)	373	(2,279)	18,655
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	4,448					4,448
Stock options exercised (in shares)		0.4
Stock options exercised	41	$ 47		(6)
Settlement of equity settled awards (in shares)		0.5	(0.5)
Settlement of equity settled awards	(57)		$ 65	(80)		(42)
Stock-based compensation and other	$ 82			85		(3)
Repurchase of common shares (in shares)	(15.4)	(15.4)
Repurchase of common shares	$ (2,651)	$ (85)				(2,566)
Share purchases by Share Trusts (in shares)		(0.3)	0.3
Share purchases by Share Trusts	(50)		$ (50)
Other comprehensive income (loss)	1,259				1,259
Dividends	$ (2,138)					(2,138)
Shareholders' equity, ending balance (in shares) at Dec. 31, 2024	628.8	627.9	0.9
Shareholders' equity, ending balance at Dec. 31, 2024	$ 21,051	$ 3,474	$ (129)	$ 372	$ (1,020)	$ 18,354